INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Raw materials	$ 12,965,337	$ 3,821,620
Work-in-process	7,262,021	5,711,848
Finished goods	16,164,105	5,915,899
Total	36,391,463	15,449,367
Inventory write-down	$ 326,598	$ 0	$ 0